Advances for Vessels and Drilling Units under Construction and Acquisitions (Details) $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Jan. 04, 2018 USD ($)	Jan. 19, 2017 USD ($)	Mar. 10, 2017 USD ($)	Apr. 06, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Accounting for transactions under common control					$ 29,001
Payment of purchase price					653,344	$ 0	$ 505,670
Amount drawn down					$ 79,000
Anderida VLGC
Date of agreement					Jun. 29, 2017
Time Charter Agreement Duration					5 years
Maximum extension of time charter duration					3 years
Anderida VLGC | LPG Option Agreement
Number of vessels		1
Purchase price		$ 83,500
Accounting for transactions under common control		6,500
Delivery Date					Jun. 28, 2017
Payment of purchase price		61,650
Anderida VLGC | LPG Option Agreement | Secured credit facility dated June 22, 2017
Amount drawn down		37,500
Anderida VLGC | LPG Option Agreement | New Revolving Facility
Amount drawn down		$ 21,850
Aisling VLGC
Date of agreement					Sep. 12, 2017
Time Charter Agreement Duration					5 years
Maximum extension of time charter duration					3 years
Aisling VLGC | LPG Option Agreement
Number of vessels			1
Purchase price			$ 83,500
Accounting for transactions under common control			6,500
Delivery Date					Sep. 07, 2017
Payment of purchase price			61,650
Aisling VLGC | LPG Option Agreement | Secured credit facility dated June 22, 2017
Amount drawn down			37,500
Aisling VLGC | LPG Option Agreement | New Revolving Facility
Amount drawn down			$ 21,850
Mont Fort VLGC
Delivery Date					Oct. 31, 2017
Date of agreement					Nov. 05, 2017
Time Charter Agreement Duration					10 years
Mont Fort VLGC | LPG Option Agreement
Number of vessels				1
Purchase price				$ 83,500
Mont Gele VLGC
Delivery Date					Jan. 04, 2018
Date of agreement					Jan. 11, 2018
Time Charter Agreement Duration					10 years
Mont Gele VLGC | LPG Option Agreement
Number of vessels				1
Purchase price				$ 83,500
Mont Gele VLGC | LPG Option Agreement | Subsequent Event
Payment of purchase price	$ 44,869
Mont Gele VLGC | LPG Option Agreement | Secured credit facility dated June 22, 2017 | Subsequent Event
Amount drawn down	$ 37,500
Mont Fort and Mont Gele | LPG Option Agreement
Accounting for transactions under common control				16,001
Payment of purchase price				120,300
Mont Fort and Mont Gele | LPG Option Agreement | Secured credit facility dated June 22, 2017
Amount drawn down				75,000
Mont Fort and Mont Gele | LPG Option Agreement | New Revolving Facility
Amount drawn down				$ 46,700
Advances for vessels under construction and related costs
Capitalized expenses					$ 428
Interest Costs Capitalized					$ 770